Distillate International Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	Basic Materials - 10.2%
1,200	Agnico Eagle Mines, Ltd.	$84,386
13,744	B2Gold Corporation	76,966
19,640	Evolution Mining, Ltd.	75,625
8,168	Fortescue Metals Group, Ltd.	147,676
23,624	Grupo Mexico SAB de CV - Series B	100,054
2,056	Kirkland Lake Gold, Ltd.	84,887
3,400	Mondi plc	79,916
8,072	Northern Star Resources, Ltd.	79,043
3,760	Polymetal International plc	86,578
19,864	Saracen Mineral Holdings, Ltd.	72,808
3,816	SSR Mining, Inc. (a)	76,560
2,008	Wheaton Precious Metals Corporation	83,787
		1,048,286
	Communications - 20.9%
13,600	Advanced Info Service pcl - NVDR	79,893
1,864	Alibaba Group Holding, Ltd. - ADR (a)	433,809
9,400	Auto Trader Group plc	76,582
784	Autohome, Inc. - ADR	78,102
840	Baidu, Inc. - ADR (a)	181,641
384,000	China Telecom Corporation, Ltd. - H Shares	106,476
1,368	Elisa Oyj	75,104
864	JOYY, Inc. - ADR	69,103
6,400	KDDI Corporation	190,057
5,160	Momo, Inc. - ADR	72,034
1,808	Publicis Groupe SA	90,169
13,600	SoftBank Corporation	170,321
6,216	Telenor ASA	105,924
424,000	Telkom Indonesia Persero Tbk PT	99,889
3,320	Vipshop Holdings, Ltd. - ADR (a)	93,325
1,832	Weibo Corporation - ADR (a)	75,094
984	Wolters Kluwer NV	83,147
3,200	ZOZO, Inc.	79,004
		2,159,674

	Consumer, Cyclical - 10.4%
2,976	Alimentation Couche-Tard, Inc. - Class B	101,333
200,800	Astra International Tbk PT	86,108
11,344	B&M European Value Retail SA	80,045
1,152	BRP, Inc.	76,037
2,440	Bunzl plc	81,482
600	Canadian Tire Corporation, Ltd. - Class A	78,805
4,016	Industria de Diseno Textil SA	127,955
800	Koito Manufacturing Company, Ltd.	54,395
1,400	Magna International, Inc.	99,022
768	Pandora AS	85,972
38,768	Wal-Mart de Mexico SAB de CV	108,762
48,000	Weichai Power Company, Ltd. - H Shares	96,324
		1,076,240
	Consumer, Non-cyclical - 28.7% (b)
3,200	Ajinomoto Company, Inc.	72,449
2,696	Associated British Foods plc	83,435
7,200	Astellas Pharma, Inc.	111,161
3,800	Bid Corporation, Ltd.	68,046
32,000	China Feihe Ltd.	74,946
3,696	Cosan, Ltd. - Class A	68,117
2,928	Essity AB - Class B	94,302
1,240	HelloFresh SE (a)	95,888
12,000	Hengan International Group Company, Ltd.	84,964
2,096	Hikma Pharmaceuticals plc	72,143
1,528	ICA Gruppen AB	76,451
1,600	Kao Corporation	123,512
3,640	Koninklijke Ahold Delhaize NV	102,926
800	MEIJI Holdings Company, Ltd.	56,255
688	Merck KGaA	118,148
2,392	Nestle SA	282,131
2,560	Novo Nordisk AS - Class B	179,539
1,296	Reckitt Benckiser Group plc	115,895
1,400	Recordati Industria Chimica e Farmaceutica SpA	77,649
1,064	Roche Holding AG	371,940
800	Secom Company, Ltd.	73,743
32,000	Shandong Weigao Group Medical Polymer Company, Ltd. - H Shares	72,305
1,600	Shionogi & Company, Ltd.	87,326
88,000	Sino Biopharmaceutical, Ltd.	85,119
3,272	Sonic Healthcare, Ltd.	81,174
304	Sonova Holding AG	79,099
968	Swedish Match AB	75,176
1,600	Yakult Honsha Company, Ltd.	80,585
		2,964,424
	Energy - 2.9%
3,360	Aker BP ASA	84,844
960	DCC plc	67,949
2,968	Lundin Energy AB	80,339
5,240	Tourmaline Oil Corporation	70,580
		303,712
	Financial - 3.1%
4,736	FinecoBank Banca Fineco SpA	77,650
3,704	Hargreaves Lansdown plc	77,213
776	London Stock Exchange Group plc	95,552
1,688	Magellan Financial Group, Ltd.	69,895
		320,310
	Industrial - 8.9%
2,960	Alfa Laval AB	81,564
20,000	Anhui Conch Cement Company, Ltd. - H Shares	125,228
3,608	Assa Abloy AB - Class B	88,964
22,912	Aurizon Holdings, Ltd.	68,953
736,000	China Tower Corporation, Ltd. - H Shares	108,209
15,800	DS Smith plc	80,905
992	Legrand SA	88,605
3,200	MINEBEA MITSUMI, Inc.	63,476
1,600	Otsuka Corporation	84,459
896	Schneider Electric SE	129,693
		920,056

		Technology - 13.0%
856		Atos SE	78,322
640		Capgemini SE	99,294
1,136		CGI, Inc. (a)	90,051
1,312		Dialog Semiconductor plc (a)	71,741
6,736		Infosys, Ltd. - ADR	114,175
16,000		Kingsoft Corporation, Ltd.	103,174
1,232		NetEase, Inc. - ADR	117,989
1,768		Open Text Corporation	80,268
9,528		Sage Group plc	75,801
280		Samsung Electronics Company, Ltd. - GDR	511,000
			1,341,815
		Utilities - 0.8%
48,000		Guangdong Investment, Ltd.	86,419
		TOTAL COMMON STOCKS (Cost $10,031,249)	10,220,936

		PREFERRED STOCKS - 1.0%
		Consumer, Non-cyclical - 1.0%
944		Henkel AG & Company KGaA	106,610
		TOTAL PREFERRED STOCKS (Cost $102,837)	106,610

		SHORT-TERM INVESTMENTS - 0.0% (c)
924		First American Government Obligations Fund - Class X, 0.04% (d)	924
		TOTAL SHORT-TERM INVESTMENTS (Cost $924)	924
		TOTAL INVESTMENTS - 99.9% (Cost $10,135,010)	10,328,470
		Other Assets in Excess of Liabilities - 0.1%	5,676
		NET ASSETS - 100.0%	$10,334,146

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NVDR	Non-Voting Depositary Receipt.
	GDR	Global Depositary Receipt.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Represents less than 0.05%.
	(d)	Rate shown is the annualized seven-day yield as of December 31, 2020.

Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,220,936	$-	$-	$10,220,936
Preferred Stocks	$106,610	-	-	106,610
Short-Term Investments	924	-	-	924
Total Investments in Securities	$10,328,470	$-	$-	$10,328,470
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2020, the Fund did not recognize any transfers to or from Level 3.